BANK FINANCIAL ASSETS AND LIABILITIES - Movements in the allowance for impairment losses attributable to bank deposits and loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	₽ 4,203	₽ 2,344
Ending Balance	4,623	4,203
Bank deposits and loans
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	10,031	7,729
Provision charge	8,274	3,533
Recovery of bad debt written-off	565	828
Bad debt written-off	(2,145)	(2,022)
Sale of loans	(279)	(40)
Foreign currency revaluation effect		3
Ending Balance	16,446	10,031
Loans to customers
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	10,024	7,689
Provision charge	8,271	3,551
Recovery of bad debt written-off	565	827
Bad debt written-off	(2,145)	(2,006)
Sale of loans	(279)	(40)
Foreign currency revaluation effect		3
Ending Balance	16,436	10,024
Due from banks
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	7	40
Provision charge	3
Provision release		(18)
Recovery of bad debt written-off		1
Bad debt written-off		(16)
Ending Balance	₽ 10	₽ 7